Redeemable Convertible Preferred Shares - Additional Information (Details)				1 Months Ended				12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 27, 2018 shares	Aug. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2019 shares	Aug. 31, 2018 USD ($) $ / shares shares	Apr. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2019 USD ($) Installment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2018	Apr. 30, 2018
Class Of Stock [Line Items]
Preferred shares convertible, beneficial conversion feature								$ 0
Accretion to redemption value of convertible redeemable preferred shares								1,022,461	$ 3,038,407	$ 3,972,281
Temporary equity accretion adjustment to initial carrying amount								1,022,461	3,038,407	3,972,281
Minimum
Class Of Stock [Line Items]
Pre-initial public offering valuation amount to qualify IPO								600,000,000
Maximum
Class Of Stock [Line Items]
Pre-initial public offering valuation amount to qualify IPO								$ 120,000,000
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Equity method investment, ownership percentage													2.50%	8.36%
Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage								8.36%						8.36%
Temporary equity shares carrying value derecognized								$ 19,495,152
Temporary equity increase in preferred stock value								95
Temporary equity shares fair value								$ 19,495,057
Shanghai ECMOHO Health Technology Co., Limited
Class Of Stock [Line Items]
Equity method investment, ownership percentage		97.50%
NCI Holder
Class Of Stock [Line Items]
Equity method investment, ownership percentage								2.50%
Round A and Round B Investors
Class Of Stock [Line Items]
Percentage of put price of original investment amount								110.00%
Percentage of put price of original investment amount plus compound interest								15.00%
Percentage of put price of original investment amount not achieve in public listing before August 2021								110.00%
Percentage of put price of original investment amount plus compound interest not achieve in public listing before August 2021								10.00%
Remaining equity method investment ownership percentage of equity interest held in before reorganization		2.50%
Round A Investors
Class Of Stock [Line Items]
Capital contribution from investors							$ 13,081,880					$ 13,081,880
Percentage of exchange equity interests												19.00%
Round A Investors | Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage														8.36%
Round A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Percentage of exchange equity interests							19.00%
Temporary equity accretion adjustment to initial carrying amount									1,018,493	1,559,285
Round B Investors
Class Of Stock [Line Items]
Capital contribution from investors						$ 24,000,000					$ 24,000,000
Percentage of exchange equity interests											12.00%
Percentage of liquidation on investment								150.00%
Round B Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Percentage of exchange equity interests						12.00%
Temporary equity accretion adjustment to initial carrying amount									$ 1,574,737	$ 2,412,996
Class A Ordinary Shares
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares | shares				20,336,100				29,336,099	9,519,000
Preferred shares, conversion basis				one-for-one basis
Preferred shares conversion ratio				100.00%
Class A Ordinary Shares | Average Basis
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares | shares				8,999,999
Preferred shares, conversion basis				1-for-1.13
Preferred shares conversion ratio				113.00%
Class A Ordinary Shares | Founders
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares					9,519,000
Shares issued upon conversion of preferred shares | shares								9,519,000
Class A Ordinary Shares | Third Party Investors | Founders
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares					8,880,894
Class A-1 Ordinary Shares | Round A and Round B Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares			9,519,000
Equity interests with preferential rights. exchanged to shares of preferred stock | shares								9,519,000
Class A-2 Ordinary Shares | Round A and Round B Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares		10,817,100
Equity interests with preferential rights. exchanged to shares of preferred stock | shares								10,817,100
Series A Preferred Shares
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares	7,938,915		7,938,915
Temporary equity, redemption price per share | $ / shares	$ 2.8341		$ 2.8341		$ 2.8341
Proceeds from issuance of convertible redeemable preferred shares including issuance cost	$ 22,500,000		$ 22,500,000
Debt issuance costs	$ 70,033		$ 70,033		$ 70,033
Initial conversion ratio								1
Preferred shares, dividend rate percentage								6.00%
Preferred stock, liquidation preference percentage								100.00%
Preferred stock shares redemption price annual rate in addition to issuance price								6.00%
Preferred stock shares redemption price, number of monthly installments | Installment								36
Period to commencement of redemption price								3 years
Shares issued upon conversion of preferred shares | shares									7,938,915
Conversion of Preferred Shares | shares				7,938,915				(7,938,915)
Class A-1 and A-2 Ordinary Shares | Qualified Initial Public Offering
Class Of Stock [Line Items]
Initial conversion ratio								1
Class A-2 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage								100.00%
Preferred stock shares redemption price annual rate in addition to issuance price								6.00%
Preferred stock shares redemption price, number of monthly installments | Installment								36
Period to commencement of redemption price								3 years
Temporary equity shares fair value								$ 26,172,432
Accumulated deficit								5,268,188
Temporary equity accretion adjustment to initial carrying amount								0
Temporary equity subscription receivable								$ 0	$ 89,222
Conversion of Preferred Shares | shares				10,817,100				(10,817,100)
Class A-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage								100.00%
Preferred stock shares redemption price annual rate in addition to issuance price								6.00%
Preferred stock shares redemption price, number of monthly installments | Installment								36
Period to commencement of redemption price								3 years
Temporary equity shares fair value								$ 19,495,152
Accumulated deficit								8,754,073
Temporary equity accretion adjustment to initial carrying amount								$ 0
Conversion of Preferred Shares | shares				9,519,000				(9,519,000)
Round A Preferred Shares
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized								$ 8,361,109
Temporary equity accretion adjustment to initial carrying amount									$ 1,018,493
Percentage of extinguishment of shares during reorganization								8.36%	8.36%
Round A Preferred Shares | Founders
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized								$ 8,754,168
Temporary equity shares fair value								19,495,152
Preferred shares fair value measurement difference charged to additional paid in capital								10,740,984
Round B Preferred Shares
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized								23,284,214
Temporary equity accretion adjustment to initial carrying amount									$ 1,574,737
Class A One Class A Two And Series A Preferred Shares
Class Of Stock [Line Items]
Preferred shares fair value measurement difference charged to additional paid in capital								$ 14,022,261